Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2022 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 98,214
Less than 1 year	14,012
1 to 2 years	15,254
2 to 3 years	3,398
3 to 4 years	1,774
4 to 5 years	63,623
More than 5 years	¥ 153